Significant Accounting Policies - Schedule of Operating Revenue Within Scope of ASC 606 Disaggregated by Revenue Timing (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation Of Revenue [Line Items]
Revenue	¥ 7,906,670	¥ 9,456,683	¥ 4,676,411
At Point-in-Time
Disaggregation Of Revenue [Line Items]
Revenue	6,361,671	8,307,928	4,156,460
Over Time
Disaggregation Of Revenue [Line Items]
Revenue	¥ 1,544,999	¥ 1,148,755	¥ 519,951